Leasing - Lease liability (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Opening balance	kr 98	kr 125
Interest expenses accrued	1	1
Payments of lease liability	(29)	(28)	kr (28)
Addition	17	0
Closing balance	kr 86	kr 98	kr 125